CAPITAL MANAGEMENT	12 Months Ended
Dec. 31, 2025
Capital Management [Abstract]
CAPITAL MANAGEMENT	CAPITAL MANAGEMENT
The objective of the Company’s capital management is to maintain a capital structure that ensures liquidity and supports a solid investment grade credit rating. The capital structure includes both debt and equity. The Company adjusts its capital structure mainly through changes in the level of debt and adjustments of dividend payout to shareholders.
The Company’s capital management policy remained unchanged in 2025. TSMC’s current credit ratings are AA- from S&P Global Ratings and Aa3 from Moody’s, same as those as of December 31, 2024.